Debt Instruments (Composition Of The Corporation's Long-Term Debt, Which Includes Capital Lease Obligations) (Details)				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Mar. 31, 2010 EUR (€)	Jul. 02, 2011 Euro Denominated - 2.25% Note [Member] USD ($)	Jul. 03, 2010 Euro Denominated - 2.25% Note [Member] USD ($)	Jul. 02, 2011 6.25% Notes [Member]	Sep. 08, 2010 6.25% Notes [Member]	Sep. 07, 2010 6.25% Notes [Member]	Jul. 03, 2010 6.25% Notes [Member] USD ($)	Jul. 02, 2011 3.875% Notes [Member] USD ($)	Jul. 03, 2010 3.875% Notes [Member] USD ($)	Jul. 02, 2011 10% Zero Coupon Notes [Member] USD ($)	Jul. 03, 2010 10% Zero Coupon Notes [Member] USD ($)	Jul. 02, 2011 10%-14.25% Zero Coupon Notes [Member] USD ($)	Jul. 03, 2010 10%-14.25% Zero Coupon Notes [Member] USD ($)	Jul. 02, 2011 2.75% Notes [Member] USD ($)	Sep. 30, 2010 2.75% Notes [Member] USD ($)	Jul. 02, 2011 4.1% Notes [Member] USD ($)	Sep. 30, 2010 4.1% Notes [Member] USD ($)	Jul. 02, 2011 6.125% Notes [Member] USD ($)	Jul. 03, 2010 6.125% Notes [Member] USD ($)
Senior debt, fixed interest rate			2.25%	2.25%		6.25%	6.25%	6.25%		3.875%		10.00%				2.75%	2.75%	4.10%	4.10%	6.125%
Senior debt, minimum interest rate														10.00%
Senior debt, maximum interest rate														14.25%
Debt instrument, face value			€ 300,000,000									$ 19,000,000		$ 105,000,000			$ 400,000,000		$ 400,000,000
Debt instrument year of maturity				2012		2012				2013		2014		2015		2016		2021		2033
Total senior debt	2,321,000,000	2,563,000,000		434,000,000	375,000,000				1,110,000,000	500,000,000	500,000,000	15,000,000	14,000,000	72,000,000	64,000,000	400,000,000		400,000,000		500,000,000	500,000,000
Obligations under capital lease	3,000,000	3,000,000
Other debt	81,000,000	43,000,000
Total debt	2,405,000,000	2,609,000,000
Unamortized discounts	(5,000,000)	(6,000,000)
Hedged debt adjustment to fair value	9,000,000	26,000,000
Total long-term debt	2,409,000,000	2,629,000,000
Less current portion	(473,000,000)	(2,000,000)
Total long-term debt non-current	$ 1,936,000,000	$ 2,627,000,000